Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	21.00%	21.00%
State taxes	5.21%	(5.85%)
Permanent differences – non-deductible expenses	(0.48%)	(37.93%)
Change in fair value of contingent consideration	(0.10%)	133.62%
Change in fair value of warrant liabilities	3.27%	576.27%
Gain on legal settlement	2.61%
True-ups	(0.08%)	(7.42%)
Federal R&D Credits	0.04%
Change in valuation allowance	(31.61%)	(685.54%)
Effective income tax rate	(0.14%)	(5.85%)